Notes Payable - Schedule of Debt (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable - Schedule of Debt (Details) [Line Items]
Total Notes Payable	$ 641,666	$ 548,137	$ 945,429
Current Portion	641,666	548,137	945,429
Long-term portion	0	0	0
Kishon Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	431,666	431,666	431,666
Finnegan Note 1 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	51,765	51,765
Finnegan Note 2 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	32,353	32,353
Finnegan Note 3 [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	0	32,353	$ 32,353
2025 Bridge Notes [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Long-Term Debt, Gross	$ 210,000	$ 0